financing costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest expense
Long-term debt, excluding lease liabilities - gross	$ 1,081	$ 779
Long-term debt, excluding lease liabilities - capitalized	(6)	(30)
Long-term debt, excluding lease liabilities	1,075	749
Lease liabilities	133	74
Short-term borrowings and other	48	16
Accretion on provisions	30	20
Total	1,286	859
Employee defined benefit plans net interest	7	8
Foreign exchange	3	(25)
Unrealized change in virtual power purchase agreements forward element		(193)
Total	1,296	649
Interest income	(23)	(17)
Net	1,273	632
Net interest cost	1,272	847
Interest expense on long-term debt, excluding lease liabilities - capitalized	(6)	(30)
Employee defined benefit plans net interest	$ 7	8
Unrealized change in virtual power purchase agreements forward element		$ (193)
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)	3.10%	3.10%